Oct. 05, 2018
Dunham International Opportunity Bond Fund
Dunham International Opportunity Bond Fund

DUNHAM FUNDS

Dunham International Opportunity Bond Fund (the “Fund”)

Class A (DAIOX)

Class C (DCIOX)

Class N (DNIOX)

Supplement dated October 5, 2018 to the Statutory Prospectus dated February 27, 2018, as amended July 6, 2018 (the “Prospectus”). This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 28 of the Prospectus. The definition of “bonds” in the second sentence in this section is revised to read as follows:

The Fund defines “bonds” as bonds, adjustable rate securities, derivatives and other instruments with similar economic exposures (including interest rate futures, interest rate swaps, inflation swaps, credit default swaps, forward contracts on foreign exchanges, forward mortgage-backed securities trades and repurchase agreements) of foreign government and corporate issuers.

Reference is made to the section entitled “Principal Investment Risks” beginning on page on page 29 of the Prospectus. The following is added as the second paragraph under “Interest Rate Risk”:

The Fund may invest in adjustable rate securities that pay interest at rates that reset at various times. These reset provisions tend to reduce the impact of changes in interest rates on the value of the security. However, there can be no assurance that such reset provisions will have their intended effect.

The definition of “bonds” in the second sentence in this section is revised to read as follows:

The Fund defines “bonds” as bonds, adjustable rate securities, derivatives and other instruments with similar economic exposures (including interest rate futures, interest rate swaps, inflation swaps, credit default swaps, forward contracts on foreign exchanges, forward mortgage-backed securities trades and repurchase agreements) of foreign government and corporate issuers.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 27, 2018, as amended July 6, 2018 and the Summary Prospectus dated October 5, 2018, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).